SCHEDULE OF COMPONENTS OF LEASE EXPENSE AND SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Cash paid for amounts included in the measurement of lease obligations	$ 51,477	$ 41,336	$ 151,586	$ 57,115
Weighted average remaining lease term (in years)	3 years 7 months 28 days	3 years 9 months 7 days	3 years 9 months 25 days	3 years 5 months 23 days
Weighted average discount rate	3.23%	3.23%	3.23%	3.23%
Related Parties [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Non-related parties	$ 4,726	$ 18,490	$ 32,677	$ 100,302
Non-Related Parties [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Non-related parties	$ 37,773	$ 18,200	$ 118,315	$ 15,197